UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811- 08767
                 ----------------------------------------------

                                UBS Money Series
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Amy R. Doberman
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401


        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2003

Item 1.  Reports to Stockholders.

[UBS GLOBAL ASSET MANAGEMENT LOGO]


UBS SELECT MONEY MARKET FUND
SEMIANNUAL REPORT
OCTOBER 31, 2003

UBS SELECT MONEY MARKET FUND


December 15, 2003

DEAR SHAREHOLDER,

We present you with the semiannual report for UBS Select Money Market Fund for the six months ended October 31, 2003.

PERFORMANCE

In the falling interest rate environment, the Fund's yield declined over the six months since we last reported to you. Therefore, the seven-day current yield of the Fund's Institutional share class was 0.94% on October 31, 2003, down from 1.18% at the end of the fiscal year on April 30, 2003. (For more on the Fund's performance, please refer to "Performance At A Glance" on page 5.)

AN INTERVIEW WITH THE PORTFOLIO MANAGERS

Q. CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. As the reporting period began in May 2003, there was a great deal of uncertainty surrounding the economy. First quarter 2003 gross domestic product (GDP) growth had come in at 1.4%, unchanged from the prior quarter's figure. Although the war in Iraq had temporarily stimulated the equity markets, its impact on the economy, if any, was at that point uncertain. In addition, heightened concerns about terrorism, widening turmoil in the Middle East and tepid corporate spending appeared to further undermine the economy.

   The following quarter produced more positive news. The combined effects of significantly higher military spending, an increase in exports and a stronger manufacturing sector fueled an uptick in economic growth that resulted in a second quarter 2003 GDP figure of 3.3%. This was followed by a preliminary third quarter 2003 GDP of 8.2%--far higher than anticipated, and the sharpest recorded advance since 1984.

UBS SELECT MONEY MARKET FUND

INVESTMENT GOAL:

Maximum current income consistent with liquidity and capital preservation.

PORTFOLIO MANAGERS:

Michael Markowitz Robert Sabatino

UBS Global Asset Management (US) Inc.

COMMENCEMENT:

August 10, 1998

DIVIDEND PAYMENTS:

Monthly

Q. WHAT OTHER FACTORS AFFECTED THE ECONOMY?

A. Consumer spending played an integral role in propping up the economy during the period, as the lower interest rate environment engendered a surge in mortgage refinancing. The Bush Administration's tax cut package also appeared to spur on consumers, who now had more disposable income to spend.

   Conversely, for much of the period, corporations postponed major purchases as they waited for clearer signs of a sustainable economic upturn. More recently, there have been early indications that business spending is slowly improving, although it's not yet clear if spending will increase to the point that it will result in new jobs.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT IN THIS ECONOMIC ENVIRONMENT?

A. As the reporting period began, the federal funds rate was at 1.25%--unchanged since November 2002. At that time, the Fed's position was that it would not implement any further rate cuts, although it would maintain a "heightened surveillance" of the economy in light of the conflict with Iraq. After the war's start, however, and absent any lift in the economy, the Fed indicated that a future rate cut was likely, citing its view that economic weakness was a greater risk than inflation. This cut eventually occurred during the Fed's June 25, 2003 Federal Open Market Committee meeting, at which time the federal funds rate was lowered by a quarter of a percentage point to 1.0%--its lowest level since 1958.

   Since that time, the Fed has remained on hold, although it has made clear its willingness to cut rates further if necessary. At its September 16, 2003 meeting, the Fed rationalized this position, noting "an accommodative stance on monetary policy, coupled with robust underlying growth in productivity, is providing important ongoing support to economic activity."

Q. HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?

A. At the beginning of the reporting period, we employed a "barbell" strategy, whereby we purchased securities at both ends of the maturity spectrum. Our longer-term securities--with yields up to one year in maturity--were used to lock in higher yields as interest rates fell, while our shorter-term securities--typically with maturities less than one month--provided liquidity. This strategy was beneficial because it allowed us to generate incremental yield compared to a more "laddered" approach, wherein a portfolio is spread out among all maturity levels.

   Later in the reporting period, we added more floating-rate securities to the Fund's portfolio as the yield curve flattened on the very short end (less than 6 months). In May 2003, the yield curve eventually inverted, resulting in one-year rates that were lower than those offered by securities with shorter maturities. Typically, investors assume more risk when they purchase longer-term securities, but they are compensated with higher yields. However, when the yield curve inverts, shorter-term securities provide higher yields than their longer-term counterparts. Our floating-rate securities allowed us to generate incremental yield for the Fund when the curve inverted at the short end.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY, AND HOW DO YOU ANTICIPATE STRUCTURING THE FUND GOING FORWARD?

A. We are fairly positive regarding the growth prospects for the economy. The employment picture is beginning to improve, the manufacturing sector appears to be gaining momentum, the housing market remains strong, tax cuts are starting to work their way through the system, and the Fed should remain accommodative. We will continue to follow the job market closely; despite the recent positive uptick in new jobs data, continued high unemployment could diminish the consumer confidence level, and thus temper the extent of the economic expansion.

   With regard to the Fund's investment strategy, we will continue to emphasize credit quality, liquidity and diversification in the Fund. We have moved back to a barbell strategy, as the yield curve has steepened, and longer-term securities are again offering higher yields than shorter-term issues. We have also selectively added more agency securities to the Fund. Although agencies have experienced some headline risk, we believe they present minimal credit risk, while offering similar or higher yields than corporate instruments.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS funds,* please contact your financial advisor or visit us at www.ubs.com/globalam-us.

Sincerely,

/s/ Joseph A. Varnas                   /s/ Michael Markowitz

JOSEPH A. VARNAS                       MICHAEL MARKOWITZ
PRESIDENT                              PORTFOLIO MANAGER
UBS Select Money Market Fund           UBS Select Money Market Fund
MANAGING DIRECTOR                      EXECUTIVE DIRECTOR
UBS Global Asset Management (US) Inc.  UBS Global Asset Management (US) Inc.

/s/ Robert Sabatino

ROBERT SABATINO
PORTFOLIO MANAGER
UBS Select Money Market Fund
DIRECTOR
UBS Global Asset Management (US) Inc.


This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.


* Mutual funds are sold by prospectus only. The prospectus for a fund contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.

Performance Results (unaudited)


PERFORMANCE AT A GLANCE

INSTITUTIONAL SHARES                           10/31/03    4/30/03    10/31/02
Seven-Day Current Yield*                           0.94%      1.18%       1.74%
Seven-Day Effective Yield*                         0.94       1.19        1.75
---------------------------------------------------------------------------------

FINANCIAL INTERMEDIARY SHARES+                 10/31/03    4/30/03    10/31/02
Seven-Day Current Yield*                           0.69%       N/A         N/A
Seven-Day Effective Yield*                         0.69        N/A         N/A
---------------------------------------------------------------------------------

Weighted Average Maturity**                     55 days    49 days     60 days
Net Assets (bln)                                $   6.0    $   6.3     $   6.3

SECTOR ALLOCATION***                           10/31/03    4/30/03    10/31/02
Commercial Paper                                   38.9%      44.7%       35.4%
U.S. Government Agency Obligations                 23.2       19.6        23.3
Certificates of Deposit                            11.5       13.1        11.5
Short-Term Corporate Obligations                   11.2        7.8         5.0
Domestic Master Notes                               5.0        4.7         7.2
Funding Agreements                                  4.1        3.5         4.2
Repurchase Agreements                               2.5        2.4         9.6
Time Deposits                                       2.1        5.2         4.0
Bank Notes                                          1.4         --         0.8
Money Market Fund                                   0.1         --         0.1
Liabilities in Excess of Other Assets                --       (1.0)       (1.1)
TOTAL                                             100.0%     100.0%      100.0%
---------------------------------------------------------------------------------

+ Financial Intermediary shares were reissued on May 27, 2003. The Fund did not have Financial Intermediary shares outstanding during the year ended April 30, 2003 and the six months ended October 31, 2002.

* Yields will fluctuate and reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results.

** The Fund is actively managed and its weighted average maturity will differ over time.

***Weightings represent percentages of net assets as of the dates indicated.
   The Fund's portfolio is actively managed and its composition will vary over time.

Statement of Net Assets -- October 31, 2003 (Unaudited)

PRINCIPAL
AMOUNT                                                   MATURITY    INTEREST
(000)                                                     DATES       RATES          VALUE
----------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--23.17%
  $56,000  Federal Home Loan Bank                      01/12/04      1.310%@    $   55,853,280
                                                       05/14/04 to   1.250 to
  285,000  Federal Home Loan Bank                      09/03/04      3.375         286,280,530
                                                       11/06/03 to   1.050 to
  699,106  Federal Home Loan Mortgage Corp.            08/12/04      1.350@        697,562,648
                                                       11/15/03 to   1.300 to
   91,000  Federal Home Loan Mortgage Corp.            11/02/04      6.375          91,064,680
   50,000  Federal National Mortgage Association       11/19/03      1.060@         49,973,500
                                                       07/27/04 to   1.180 to
  219,500  Federal National Mortgage Association       10/01/04      1.500         219,500,000
Total U.S. Government Agency Obligations
  (cost--$1,400,234,638)                                                         1,400,234,638
----------------------------------------------------------------------------------------------
BANK NOTE--1.37%
   NON-U.S.--1.37%
----------------------------------------------------------------------------------------------
   83,000  Westpac Banking Corp.
            (cost--$82,978,046)                        11/17/03      1.050*         82,978,046
TIME DEPOSIT--2.07%
  125,000  Societe Generale (cost--$125,000,000)       11/03/03      1.031         125,000,000
CERTIFICATES OF DEPOSIT--11.55%
  BANKING-NON-U.S.--8.17%
                                                       11/12/03 to   1.030 to
  127,000  Barclays Bank PLC                           11/28/03      1.055*        126,993,650
   47,000  Bayerische Landesbank Girozentrale          11/03/03      1.188*         47,010,493
                                                       11/18/03 to   1.075 to
  125,000  Natexis Banque Populaires                   12/12/03      1.080         125,000,000
   50,000  National Australia Bank                     08/24/04      1.250          50,000,000
   65,000  Rabobank Nederland                          11/03/03      1.020*         64,992,739
   50,000  Svenska Handelsbanken                       01/07/04      1.080          50,000,000
   30,000  Westdeutsche Landesbank AG                  11/03/03      1.075*         30,000,000
                                                                                   493,996,882
  BANKING-U.S.--3.38%
----------------------------------------------------------------------------------------------
                                                       11/03/03 to   1.050 to
  154,000  American Express Centurion Bank             11/21/03      1.060         154,000,000
   50,000  Wells Fargo Bank N.A.                       11/03/03      1.040*         50,000,000
                                                                                   204,000,000
Total Certificates of Deposit
  (cost--$697,996,882)                                                             697,996,882

PRINCIPAL
AMOUNT                                                   MATURITY    INTEREST
(000)                                                     DATES       RATES          VALUE
----------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--38.88%
  ASSET BACKED-AUTO & TRUCK--2.76%
----------------------------------------------------------------------------------------------
                                                       11/03/03 to   1.060 to
 $167,000  New Center Asset Trust                      01/15/04      1.100%     $  166,809,164
  ASSET BACKED-BANKING--0.65%
----------------------------------------------------------------------------------------------
   39,000  Atlantis One Funding Corp.                  12/12/03      1.100          38,951,142
  ASSET BACKED-FINANCE--1.40%
----------------------------------------------------------------------------------------------
   45,000  CC (USA), Inc.                              01/15/04      1.100          44,896,875
   40,000  Dorado Finance, Inc.                        03/10/04      1.130          39,836,778
                                                                                    84,733,653
  ASSET BACKED-MISCELLANEOUS--21.21%
----------------------------------------------------------------------------------------------
   45,000  Amsterdam Funding Corp.                     11/10/03      1.050          44,988,188
                                                       11/10/03 to   1.050 to
  148,275  Asset Securitization Cooperative Corp.      01/22/04      1.100         148,123,789
                                                       11/07/03 to   1.050 to
   95,273  Barton Capital Corp.                        11/13/03      1.060          95,247,502
                                                       12/01/03 to
  114,353  Falcon Asset Securitization Corp.           12/04/03      1.055         114,247,916
                                                       11/19/03 to   1.060 to
  125,000  Galaxy Funding, Inc.                        01/14/04      1.100         124,803,917
                                                       11/04/03 to   1.050 to
  106,000  Giro Funding U.S. Corp.                     01/23/04      1.100         105,868,295
   32,440  Giro Multi-Funding Corp.                    11/19/03      1.070          32,422,645
                                                       01/06/04 to   1.050 to
  121,000  Grampian Funding LLC                        01/22/04      1.100         120,729,339
                                                       11/03/03 to   1.080 to
  125,000  Preferred Receivables Funding Corp.         11/05/03      1.085         124,987,958
   95,000  Receivables Capital Corp.                   11/21/03      1.050          94,944,583
   33,823  Thunderbay Funding                          11/24/03      1.050          33,800,310
   36,725  Triple A One Funding                        11/07/03      1.050          36,718,573
  125,000  Variable Funding Capital Corp.              11/05/03      1.050         124,985,417
   50,000  Windmill Funding Corp.                      11/21/03      1.050          49,970,833
   30,033  Yorktown Capital LLC                        11/13/03      1.050          30,022,488
                                                                                 1,281,861,753
  BANKING-NON-U.S.--4.38%
----------------------------------------------------------------------------------------------
   75,000  Alliance & Leicester PLC                    12/01/03      1.070          74,933,125
   32,200  Bank of Ireland                             11/10/03      1.055          32,191,507
                                                       11/05/03 to   1.055 to
  157,770  HBOS Treasury Services PLC                  01/14/04      1.100         157,537,117
                                                                                   264,661,749

PRINCIPAL
AMOUNT                                                   MATURITY    INTEREST
(000)                                                     DATES       RATES          VALUE
----------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)
  BANKING-U.S.--5.84%
----------------------------------------------------------------------------------------------
                                                       11/12/03 to   1.040 to
$  97,290  Danske Corp.                                12/12/03      1.055%     $   97,214,896
                                                       11/10/03 to
   91,000  Stadshypotek Delaware, Inc.                 12/03/03      1.050          90,942,571
   85,000  UniCredito Delaware, Inc.                   01/05/04      1.080          84,834,250
   80,000  Westpac Capital Corp.                       12/22/03      1.060          79,879,866
                                                                                   352,871,583
 BROKERAGE--1.65%
----------------------------------------------------------------------------------------------
  100,000  Citigroup Global Markets Holdings, Inc.     11/03/03      1.060          99,994,111
  UTILITIES--0.99%
----------------------------------------------------------------------------------------------
                                                       11/13/03 to
   60,000  RWE AG                                      11/24/03      1.060          59,970,703
Total Commercial Paper
  (cost--$2,349,853,858)                                                         2,349,853,858
----------------------------------------------------------------------------------------------
DOMESTIC MASTER NOTES--4.96%
  BROKERAGE--4.96%
----------------------------------------------------------------------------------------------
  150,000  Bear Stearns Cos., Inc.                     11/03/03      1.263*        150,000,000
  150,000  Morgan Stanley & Co.                        11/03/03      1.113*        150,000,000
Total Domestic Master Notes
  (cost--$300,000,000)                                                             300,000,000
----------------------------------------------------------------------------------------------
FUNDING AGREEMENTS#--4.14%
  100,000  Metropolitan Life Insurance Co.             11/03/03      1.220*        100,000,000
   75,000  New York Life Insurance Co.                 11/03/03      1.210*         75,000,000
   75,000  Travelers Insurance Co.                     11/03/03      1.210*         75,000,000
Total Funding Agreements
  (cost--$250,000,000)                                                             250,000,000
----------------------------------------------------------------------------------------------
SHORT-TERM CORPORATE OBLIGATIONS--11.22%
  ASSET BACKED-FINANCE--5.34%
----------------------------------------------------------------------------------------------
   49,000  CC (USA), Inc.                              11/03/03      1.060*         49,000,000
                                                                     1.060 to
  155,000  Dorada Finance, Inc.                        11/03/03      1.090*        154,997,727
                                                       11/03/03 to   1.095 to
  119,000  K2 (USA) LLC                                11/07/03      1.100*        119,000,000
                                                                                   322,997,727

  AUTOMOBILE OEM--2.43%
----------------------------------------------------------------------------------------------
                                                       11/10/03 to   1.080 to
  147,000  American Honda Finance Corp.                01/20/04      1.290*        147,065,080
----------------------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                   MATURITY    INTEREST
(000)                                                     DATES       RATES          VALUE
----------------------------------------------------------------------------------------------
SHORT-TERM CORPORATE OBLIGATIONS--(CONCLUDED)
  BANKING-NON U.S.--0.58%
----------------------------------------------------------------------------------------------
$  35,000  Nationwide Building Society                 01/23/04      1.140%*   $    35,000,000
  FINANCE-NONCAPTIVE CONSUMER--1.46%
----------------------------------------------------------------------------------------------
   88,000  Household Finance Corp.                     11/03/03      1.130*         88,000,000
  FINANCE-NONCAPTIVE DIVERSIFIED--1.41%
----------------------------------------------------------------------------------------------
   85,000  General Electric Capital Corp.#             11/10/03      1.200*         85,000,000
Total Short-Term Corporate Obligations
  (cost--$678,062,807)                                                             678,062,807
REPURCHASE AGREEMENT--2.48%
  150,000  Repurchase Agreement dated 10/31/03
           with Goldman Sachs Mortgage Corp.,
           collateralized by $157,038,949
           various whole loan assets, 0.00%
           due 03/31/04 to 12/01/13;
           (value--$154,500,001);
           proceeds: $150,015,162
           (cost--$150,000,000)                        11/03/03      1.213         150,000,000

NUMBER OF
 SHARES
  (000)
----------------------------------------------------------------------------------------------
MONEY MARKET FUND--0.15%
    9,296  BlackRock Provident Institutional
            TempFund (cost--$9,296,269)                11/03/03      0.950+          9,296,269
Total Investments (cost--$6,043,422,500
  which approximates cost for federal income
  tax purposes)--99.99%                                                          6,043,422,500
Other assets in excess of liabilities--0.01%                                           716,285

Net Assets (applicable to 6,043,908,648
  Institutional shares and 150,382 Financial
  Intermediary shares outstanding, respectively,
  each equivalent to $1.00 per share)--100.00%                                 $ 6,044,138,785

* Variable rate securities--maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are current rates as of October 31, 2003, and reset periodically.
#   Illiquid securities representing 5.55% of net assets.
@   Interest rates shown are the discount rates at date of purchase.
OEM Original Equipment Manufacturer.
+   Interest rate shown reflects yield at October 31, 2003.


                      Weighted average maturity -- 55 days

                 See accompanying notes to financial statements

Statement of Operations

                                                               FOR THE SIX
                                                               MONTHS ENDED
                                                             OCTOBER 31, 2003
                                                               (UNAUDITED)
-----------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                     $     38,400,395
EXPENSES:
Investment advisory and administration fees                         5,846,473
Trustees' fees                                                         36,244
Shareholder servicing fees--Financial Intermediary shares                 161
                                                                    5,882,878
Less: Fee waivers from investment advisor and administrator          (214,679)
Net expenses                                                        5,668,199
Net investment income                                              32,732,196
Net realized gain from investment activities                            7,535
Net increase in net assets resulting from operations         $     32,739,731

                 See accompanying notes to financial statements

Statement of Changes in Net Assets

                                                            FOR THE SIX
                                                            MONTHS ENDED         FOR THE
                                                         OCTOBER 31, 2003       YEAR ENDED
                                                           (UNAUDITED)        APRIL 30, 2003
--------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                     $    32,732,196    $   110,937,843
Net realized gains from investment activities                       7,535             72,220
Net increase in net assets resulting from operations           32,739,731        111,010,063
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
FROM:
Net investment income--Institutional shares                   (32,731,726)      (110,937,843)
Net investment income--Financial Intermediary shares                 (470)                --
Net realized gains from
  investment activities--Institutional shares                          --           (234,546)
Total dividends and distributions to shareholders             (32,732,196)      (111,172,389)
Net decrease in net assets from
  beneficial interest transactions                           (291,393,414)    (1,459,726,865)
Net decrease in net assets                                   (291,385,879)    (1,459,889,191)
NET ASSETS:
Beginning of period                                         6,335,524,664      7,795,413,855
End of period                                             $ 6,044,138,785    $ 6,335,524,664

                 See accompanying notes to financial statements

Notes to Financial Statements (unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
UBS Select Money Market Fund (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the "Trust"), an open-end management investment company organized as a Delaware business trust on April 29, 1998. The Trust is a series mutual fund with five funds: the Fund, LIR Premier Money Market Fund, LIR Premier Tax-Free Money Market Fund, UBS Liquid Assets Fund and UBS Cash Reserves Fund. The financial statements for the LIR Premier Money Market Fund, LIR Premier Tax-Free Money Market Fund, UBS Liquid Assets Fund and UBS Cash Reserves Fund are not included herein.

The Fund currently offers two classes of shares, Institutional shares and Financial Intermediary shares. Each class represents interests in the same assets of the Fund, and both classes have equal voting privileges, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries, bear certain service fees and, to the extent that matters pertaining to the Shareholder Services Plan or to the Financial Intermediary shares are submitted to shareholders for approval, only the holders of Financial Intermediary shares are entitled to vote thereon.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME -- Investments are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an international diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK
The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISOR AND ADMINISTRATOR
The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract") under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.18% of the Fund's average daily net assets. At October 31, 2003, the Fund owed UBS Global AM $976,838 in investment advisory and administration fees.

Under the Advisory Contract, UBS Global AM has agreed to pay all Fund expenses other than the investment advisory and administration fees, the fees payable pursuant to the Shareholder Service Plan adopted by the Trust with respect to the Fund's Financial Intermediary shares, fees and expenses (including legal counsel fees) of those trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940, as amended) ("Independent Trustees"), interest, taxes and the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the Fund and any losses incurred in connection therewith and extraordinary expenses (such as costs of litigation to which the Trust or Fund is a party and of indemnifying officers and trustees of the Trust). Although UBS Global AM is not obligated to pay the fees and expenses of the Independent Trustees, it was contractually obligated to reduce its investment advisory and administration fees in an amount equal to those fees and expenses. UBS Global AM agreed to waive 1 basis point (0.01%) of the 18 basis points (0.18%) investment advisory and administration fees from February 1, 2002 through August 31, 2003.

For the six months ended October 31, 2003, UBS Global AM voluntarily waived $214,679 of its investment advisory and administration fees.

SHAREHOLDER SERVICES PLAN AND AGREEMENT

Under a Shareholder Services Plan and Agreement adopted with respect to its Financial Intermediary shares, the Fund has agreed to pay UBS Global AM monthly fees at the annual rate of 0.25% of the average daily net assets of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under related agreements with those financial intermediaries ("Shareholder Service Agreements"), UBS Global AM pays an identical fee to the financial intermediaries for certain support services that they provide to their customers as specified in the Shareholder Service Agreements. At October 31, 2003, the Fund owed UBS Global AM $32 in shareholder service fees.

BANK LINE OF CREDIT

The Fund participated until September 10, 2003 with other funds managed, advised or sub-advised by UBS Global AM in a $300 million committed credit facility ("Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. Under the Facility arrangement, the Fund had agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. UBS Global AM had agreed to pay the commitment fee on behalf of the Fund. Interest would have been charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the period May 1, 2003 through September 10, 2003, the Fund did not borrow under the Facility. For the period May 1, 2003 through September 10, 2003, UBS Global AM paid commitment fees of $38,882 to UBS AG, Stamford Branch, on behalf of the Fund.

OTHER LIABILITIES

At October 31, 2003, the Fund had dividends payable of $4,956,872.

Federal Tax Status

The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

The tax character of distributions paid to shareholders during the six months ended October 31, 2003 and the fiscal year ended April 30, 2003 was ordinary income.

The components of accumulated earnings on a tax basis for the current period will be calculated at the Fund's fiscal year ending April 30, 2004.

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                  FINANCIAL
                                                                 INTERMEDIARY
                                INSTITUTIONAL SHARES               SHARES*
                          ------------------------------------------------------
                              FOR THE             FOR THE          FOR THE
                          SIX MONTHS ENDED       YEAR ENDED     SIX MONTHS ENDED
                          OCTOBER 31, 2003     APRIL 30, 2003   OCTOBER 31, 2003
--------------------------------------------------------------------------------
Shares sold                 42,554,018,916    101,434,290,022            150,382
Shares repurchased         (42,869,328,162)  (102,969,901,615)                 0
Dividends reinvested            23,765,450         75,884,728                  0
Net increase (decrease)
  in shares outstanding       (291,543,796)    (1,459,726,865)           150,382


----------
* For the year ended April 30, 2003, there were no transactions in Financial Intermediary shares of the Fund.

FINANCIAL HIGHLIGHTS


Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                       INSTITUTIONAL SHARES
                               -----------------------------------------------------------------------------------
                                 FOR THE SIX
                                 MONTHS ENDED                      FOR THE YEARS ENDED APRIL 30,
                               OCTOBER 31, 2003    ---------------------------------------------------------------
                                 (UNAUDITED)           2003             2002             2001             2000
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD            $       1.00      $       1.00     $       1.00     $       1.00     $       1.00
Net investment income                   0.005             0.015            0.029            0.062            0.054
Dividends from net
  investment income                    (0.005)           (0.015)          (0.029)          (0.062)          (0.054)
Dividends from net
  realized gains from
  investment activities                    --             0.000@              --               --               --
Total dividends and
  distributions                        (0.005)           (0.015)          (0.029)          (0.062)          (0.054)
NET ASSET VALUE,
  END OF PERIOD                  $       1.00      $       1.00     $       1.00     $       1.00     $       1.00
TOTAL INVESTMENT RETURN(1)               0.51%             1.56%            2.96%            6.37%            5.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of period (000's)          $  6,043,989      $  6,335,525     $  7,795,414     $  3,385,770     $  2,290,822
Expenses to average
  net assets, net of
  waivers from advisor                   0.17%*            0.17%            0.16%            0.15%            0.14%
Expenses to average
  net assets, before
  waivers from advisor                   0.18%*            0.18%            0.18%            0.18%            0.18%
Net investment income
  to average net assets,
  net of waivers
  from advisor                           1.01%*            1.54%            2.70%            6.11%            5.48%
Net investment income
  to average net assets,
  before waivers
  from advisor                           1.00%*            1.53%            2.68%            6.08%            5.44%


@  Amount is less than $0.0005 per share.
+  Issuance of shares.
++ Reissuance of shares.
*  Annualized.
1. Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
2. At March 6, 2000 and February 9, 1999, there were no Financial Intermediary shares outstanding.

                                           FINANCIAL INTERMEDIARY SHARES(2)
                                -------------------------------------------------------
                                 FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD
                                MAY 28, 2003++ TO      NOVEMBER 4,        DECEMBER 29,
                                OCTOBER 31, 2003        1999++ TO           1981+ TO
                                  (UNAUDITED)        MARCH 6, 2000      FEBRUARY 9, 1999
                                --------------------------------------------------------
NET ASSET VALUE,                 $         1.00      $         1.00      $         1.00
  BEGINNING OF PERIOD
Net investment income                     0.003               0.018               0.006
Dividends from net
  investment income                      (0.003)             (0.018)             (0.006)
Dividends from net
  realized gains from
  investment activities                      --                  --                  --
Total dividends and
  distributions                          (0.003)             (0.018)             (0.006)
NET ASSET VALUE,
  END OF PERIOD                  $         1.00      $         1.00      $         1.00
TOTAL INVESTMENT RETURN(1)                 0.31%               1.84%               0.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of period (000's)          $          150      $           --      $           --
Expenses to average
  net assets, net of
  waivers from advisor                     0.42%*              0.40%*              0.32%*
Expenses to average
  net assets, before
  waivers from advisor                     0.43%*              0.43%*              0.43%*
Net investment income
  to average net assets,
  net of waivers
  from advisor                             0.73%*              5.11%*              4.81%*
Net investment income
  to average net assets,
  before waivers
  from advisor                             0.72%*              5.08%*              4.70%*

                      (This page intentionally left blank)

                      (This page intentionally left blank)

                      (This page intentionally left blank)

TRUSTEES

Brian M. Storms
CHAIRMAN

Margo N. Alexander
Richard Q. Armstrong
David J. Beaubien
Richard R. Burt
Meyer Feldberg
Carl W. Schafer
William D. White

PRINCIPAL OFFICERS

Joseph A. Varnas
PRESIDENT

Amy R. Doberman
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER

Michael H. Markowitz
VICE PRESIDENT

Robert Sabatino
VICE PRESIDENT

W. Douglas Beck
VICE PRESIDENT

INVESTMENT ADVISOR,
ADMINISTRATOR AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114


THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(C) 2003 UBS Global Asset Management (US) Inc. All rights reserved.

[UBS LOGO]

                                                                    Presorted
                                                                     Standard
                                                                    US Postage
                                                                       PAID
                                                                   Smithtown, NY
                                                                    Permit 700

    UBS GLOBAL ASSET MANAGEMENT (US) INC.
    51 West 52nd Street
    New York, New York 10019

[UBS GLOBAL ASSET MANAGEMENT LOGO]

UBS Cash Reserves Fund
Semiannual Report
October 31, 2003

UBS Cash Reserves Fund

December 15, 2003

Dear Shareholder,

We present you with the semiannual report for UBS Cash Reserves Fund for the six months ended October 31, 2003.

Performance

In the falling interest rate environment, UBS Cash Reserves Fund's seven-day current yield declined over the six months since we last reported to you. As of October 31, 2003, the seven-day current yield for the Fund was 0.72%, down from 0.91% at the end of its prior fiscal year on April 30, 2003. (For more on the Fund's performance, please refer to "Performance At A Glance" on page 5.)

--------------------------------------------------------------------------------
UBS Cash Reserves Fund

Investment Goal:

Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability.

Portfolio Manager:
Michael Markowitz
UBS Global Asset
Management (US) Inc.

Commencement:
February 14, 2000

Dividend Payments:
Monthly

--------------------------------------------------------------------------------

An Interview with Portfolio Manager Michael Markowitz

Q.  Can you describe the economic environment during the reporting period?

A. As the reporting period began in May 2003, there was a great deal of uncertainty surrounding the economy. First quarter 2003 gross domestic product (GDP) growth had come in at 1.4%, unchanged from the prior quarter's figure. Although the war in Iraq had temporarily stimulated the equity markets, its impact on the economy, if any, was at that point uncertain. In addition, heightened concerns about terrorism, widening turmoil in the Middle East and tepid corporate spending appeared to further undermine the economy.

    The following quarter produced more positive news. The combined effects of significantly higher military spending, an increase in exports and a stronger manufacturing sector fueled an uptick in economic growth that resulted in a second quarter 2003 GDP figure of 3.3%. This was followed by a preliminary third quarter 2003 GDP of 8.2%--far higher than anticipated, and the sharpest recorded advance since 1984.


--------------------------------------------------------------------------------

UBS Cash Reserves Fund

Q.  What other factors affected the economy?

A. Consumer spending played an integral role in propping up the economy during the period, as the lower interest rate environment engendered a surge in mortgage refinancing. The Bush Administration's tax cut package also appeared to spur on consumers, who now had more disposable income to spend.

    Conversely, for much of the period, corporations postponed major purchases as they waited for clearer signs of a sustainable economic upturn. More recently, there have been early indications that business spending is slowly improving, although it's not yet clear if spending will increase to the point that it will result in new jobs.

Q. How did the Federal Reserve Board (the "Fed") react in this economic environment?

A. As the reporting period began, the federal funds rate was at 1.25%-- unchanged since November 2002. At that time, the Fed's position was that it would not implement any further rate cuts, although it would maintain a "heightened surveillance" of the economy in light of the conflict with Iraq. After the war's start, however, and absent any lift in the economy, the Fed indicated that a future rate cut was likely, citing its view that economic weakness was a greater risk than inflation. This cut eventually occurred during the Fed's June 25, 2003 Federal Open Market Committee meeting, at which time the federal funds rate was lowered by a quarter of a percentage point to 1.0%--its lowest level since 1958.

    Since that time, the Fed has remained on hold, although it has made clear its willingness to cut rates further if necessary. At its September 16, 2003 meeting, the Fed rationalized this position, noting "an accommodative stance on monetary policy, coupled with robust underlying growth in productivity, is providing important ongoing support to economic activity."


--------------------------------------------------------------------------------
2

UBS Cash Reserves Fund

Q.  How did you position the Fund's portfolio during the period?

A. Throughout the reporting period, we employed a "barbell" strategy, whereby we purchased securities at both ends of the maturity spectrum. Our longer-term securities--with yields up to one year in duration--were used to lock in higher yields as interest rates fell, while our shorter-term securities--typically less than one month in duration--provided liquidity. This strategy enabled us to generate incremental yield compared to a more "laddered" approach, wherein a portfolio is spread out among all maturity levels.

    As always, we emphasized quality and liquidity in the portfolio. We continued to maintain a fairly large position in US government securities that offered the highest credit quality and liquidity, and we picked up some yield by diversifying into commercial paper--now the Fund's largest position. We also slightly reduced the Fund's exposure to Agency securities, to increase the portfolio's overall diversification. These strategies helped control the Fund's weighted average maturity and meet our liquidity requirements.

Q. What is your outlook for the economy and how do you anticipate structuring the portfolio going forward?

A. We are fairly positive regarding the growth prospects for the economy. Consumer spending is solid, the manufacturing sector appears to be gaining momentum, the housing market remains strong, the disposable income that resulted from the recent tax cuts is starting to work its way through the system, and the Fed should remain accommodative. We will continue to follow the job market closely; despite the recent positive uptick in new jobs data, continued high unemployment could diminish the consumer confidence level, and thus temper the extent of the economic expansion.

    Given the current environment, we expect to continue employing a barbell strategy in an attempt to lock in higher rates. Maintaining a high quality portfolio will remain of paramount importance, in order to meet our investment goal of providing as high a level of current income as is consistent with maintaining liquidity and principal stability.


--------------------------------------------------------------------------------

UBS Cash Reserves Fund

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on UBS funds,* please contact your financial advisor or visit us at www.ubs.com/globalam-us.


Sincerely,


/s/ Joseph A. Varnas

Joseph A. Varnas
President
UBS Cash Reserves Fund
Managing Director
UBS Global Asset Management (US) Inc.


/s/ Michael Markowitz

Michael Markowitz
Portfolio Manager
UBS Cash Reserves Fund
Executive Director
UBS Global Asset Management (US) Inc.


This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.














* Mutual funds are sold by prospectus only. The prospectus for a fund contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.


--------------------------------------------------------------------------------
4

UBS Cash Reserves Fund

Performance At A Glance


Yields and Characteristics                   10/31/03    4/30/03    10/31/02
================================================================================
Seven-Day Current Yield*                      0.72%          0.91%     1.42%
--------------------------------------------------------------------------------
Seven-Day Effective Yield*                    0.73%          0.91%     1.43%
--------------------------------------------------------------------------------
Weighted Average Maturity**                 56 days        66 days   66 days
--------------------------------------------------------------------------------
Net Assets (mm)                              $235.9         $235.9    $305.8
--------------------------------------------------------------------------------

Sector Allocation***                        10/31/03        4/30/03    10/31/02
================================================================================
Commercial Paper                              55.3%          39.2%     30.0%
--------------------------------------------------------------------------------
U.S. Government & Agency Obligations          23.1%          43.3%     46.7%
--------------------------------------------------------------------------------
Certificates of Deposit                        9.7%           5.5%     10.8%
--------------------------------------------------------------------------------
Money Market Funds                             6.8%           8.6%      2.0%
--------------------------------------------------------------------------------
Bank Notes                                     3.4%            --%       --%
--------------------------------------------------------------------------------
Short-Term Corporate Obligations               1.7%           8.9%      6.9%
--------------------------------------------------------------------------------
Time Deposits                                   --%            --%      3.3%
--------------------------------------------------------------------------------
Liabilities in Excess of Other Assets           --%          (5.5)       --%
--------------------------------------------------------------------------------
Other Assets in Excess of Liabilities           --%            --%      0.3%
--------------------------------------------------------------------------------
Total                                        100.0%         100.0%    100.0%
--------------------------------------------------------------------------------

* Yields will fluctuate and reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results.
** The Fund is actively managed and its weighted average maturity will differ over time.
*** Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.


--------------------------------------------------------------------------------

UBS Cash Reserves Fund

Statement of Net Assets--October 31, 2003 (unaudited)


Principal
 Amount                                                               Maturity      Interest
 (000)                                                                  Dates         Rates       Value
===========================================================================================================
U.S. Government and Agency Obligations-23.09%
===========================================================================================================
$ 13,000    U.S. Treasury Bills                                       01/08/04        0.880%@   $12,978,391
-----------------------------------------------------------------------------------------------------------
   5,000    Federal Farm Credit Bank                                  11/03/03        1.000*      4,999,891
-----------------------------------------------------------------------------------------------------------
   8,000    Federal Home Loan Bank                                    11/03/03        1.030*      8,000,872
-----------------------------------------------------------------------------------------------------------
                                                                      07/06/04 to     1.080 to
   8,000    Federal Home Loan Bank                                    07/16/04        1.230       8,000,000
-----------------------------------------------------------------------------------------------------------
   3,000    Federal Home Loan Mortgage Corp.                          09/17/04        1.400       3,000,000
-----------------------------------------------------------------------------------------------------------
   7,500    Federal National Mortgage Association                     11/19/03       1.030 @      7,496,138
-----------------------------------------------------------------------------------------------------------
                                                                      08/27/04 to     1.250 to
  10,000    Federal National Mortgage Association                     08/30/04        1.300      10,000,000
-----------------------------------------------------------------------------------------------------------
Total U.S. Government and Agency Obligations (cost--$54,475,292)                                 54,475,292
-----------------------------------------------------------------------------------------------------------
Bank Notes-3.39%
============================================================================================================
  Banking-U.S.-3.39%
   8,000    Wells Fargo Bank N.A. (cost--$8,000,000)                  11/03/03        1.030*      8,000,000
-----------------------------------------------------------------------------------------------------------
Certificates of Deposit-9.75%
============================================================================================================
  Non-U.S.-9.75%
   8,000    Abbey National Treasury Services PLC                      11/03/03        1.025*      7,999,272
-----------------------------------------------------------------------------------------------------------
   4,000    ABN AMRO Bank N.V.                                        11/03/03        1.060       4,000,000
-----------------------------------------------------------------------------------------------------------
   4,000    Barclays Bank PLC                                         11/03/03        1.050*      3,999,651
-----------------------------------------------------------------------------------------------------------
   3,000    Westdeutsche Landesbank AG                                11/03/03        1.050*      2,999,835
-----------------------------------------------------------------------------------------------------------
   4,000    Westdeutsche Landesbank AG                                06/23/04        1.000       3,999,611
-----------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost--$22,998,369)                                                22,998,369
-----------------------------------------------------------------------------------------------------------
Commercial Paper@-55.24%
============================================================================================================
  Asset Backed-Miscellaneous-12.71%
   7,000    Barton Capital Corp.                                      12/03/03        1.050       6,993,467
-----------------------------------------------------------------------------------------------------------
   5,500    Falcon Asset Securitization Corp.                         11/14/03        1.050       5,497,915
-----------------------------------------------------------------------------------------------------------
   5,000    Preferred Receivables Funding Corp.                       11/14/03        1.050       4,998,104
-----------------------------------------------------------------------------------------------------------
   7,500    Thunderbay Funding, Inc.                                  11/07/03        1.060       7,498,675
-----------------------------------------------------------------------------------------------------------
   5,000    Triple-A One Funding Corp.                                11/21/03        1.050       4,997,083
-----------------------------------------------------------------------------------------------------------
                                                                                                 29,985,244
-----------------------------------------------------------------------------------------------------------
  Banking-Non-U.S.-6.78%
   5,000    Alliance & Leicester PLC                                  01/14/04        1.090       4,988,797
-----------------------------------------------------------------------------------------------------------
   6,000    HBOS Treasury Services PLC                                11/24/03        1.060       5,995,937
-----------------------------------------------------------------------------------------------------------
   5,000    Royal Bank of Scotland PLC                                11/03/03        1.060       4,999,706
-----------------------------------------------------------------------------------------------------------
                                                                                                 15,984,440
-----------------------------------------------------------------------------------------------------------
 Banking-U.S-7.76%
   6,319    Danske Corp.                                              11/12/03        1.050       6,316,973
-----------------------------------------------------------------------------------------------------------
   6,000    Dexia Delaware LLC                                        11/04/03        1.040       5,999,480
-----------------------------------------------------------------------------------------------------------
   5,986    Fortis Funding LLC                                        11/19/03        1.050       5,982,857
-----------------------------------------------------------------------------------------------------------
                                                                                                 18,299,310
-----------------------------------------------------------------------------------------------------------
 Brokerage-4.24%
   7,000    Bear Stearns Cos., Inc.                                   11/19/03        1.050       6,996,325
-----------------------------------------------------------------------------------------------------------
   3,000    Citigroup Global Markets Holdings, Inc.                   11/05/03        1.050       2,999,650
-----------------------------------------------------------------------------------------------------------
                                                                                                  9,995,975
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6

UBS Cash Reserves Fund

Statement of Net Assets--October 31, 2003 (unaudited)

Principal
 Amount                                                               Maturity      Interest
 (000)                                                                  Dates         Rates       Value
==========================================================================================================
Commercial Paper@--(concluded)
==========================================================================================================
 Energy-Integrated-5.72%
$  6,000   BP Capital Markets PLC                                     11/03/03      1.045%    $  6,000,000
----------------------------------------------------------------------------------------------------------
   7,500   Shell Finance (UK) PLC                                     11/12/03      1.040        7,497,617
----------------------------------------------------------------------------------------------------------
                                                                                                13,497,617
----------------------------------------------------------------------------------------------------------
 Finance-NonCaptive Consumer-4.66%
   6,000   American Express Credit Corp.                              11/18/03      1.030        5,997,081
----------------------------------------------------------------------------------------------------------
   5,000   Household Finance Corp.                                    11/13/03      1.040        4,998,267
----------------------------------------------------------------------------------------------------------
                                                                                                10,995,348
----------------------------------------------------------------------------------------------------------
 Finance-NonCaptive Diversified-5.93%
   6,500   CIT Group, Inc.                                            11/20/03      1.050        6,496,398
----------------------------------------------------------------------------------------------------------
   7,500   General Electric Capital Corp.                             11/03/03      1.040        7,499,567
----------------------------------------------------------------------------------------------------------
                                                                                                13,995,965
----------------------------------------------------------------------------------------------------------
 Food & Beverage-2.54%
   6,000   Nestle Capital Corp.                                       11/14/03      1.020        5,997,790
----------------------------------------------------------------------------------------------------------
 Pharmaceuticals-2.36%
   5,564   Merck & Co., Inc.                                          12/09/03      1.020        5,558,009
----------------------------------------------------------------------------------------------------------
 Telecom-Wirelines-2.54%
   6,000   SBC International, Inc.                                    11/17/03      1.030        5,997,253
----------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost--$130,306,951)                                                    130,306,951
----------------------------------------------------------------------------------------------------------
Short-Term Corporate Obligations-1.70%
==========================================================================================================
 Finance-NonCaptive Diversified-1.70%
   4,000   General Electric Capital Corp.
             (cost--$4,000,000)                                       11/10/03       1.200*      4,000,000
----------------------------------------------------------------------------------------------------------
 Number of
  Shares
  (000)
==========================================================================================================
Money Market Funds+-6.80%
==========================================================================================================
   8,373   AIM Liquid Assets Portfolio                                11/03/03      0.980        8,373,079
----------------------------------------------------------------------------------------------------------
      97   AIM Prime Money Market Portfolio                           11/03/03      0.940           96,974
----------------------------------------------------------------------------------------------------------
     439   BlackRock Provident Institutional TempFund                 11/03/03      0.933          439,122
----------------------------------------------------------------------------------------------------------
      68   Dreyfus Cash Management Fund                               11/03/03      0.867           68,346
----------------------------------------------------------------------------------------------------------
   7,068   Scudder Institutional Fund, Inc.                           11/03/03      0.918        7,068,227
----------------------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$16,045,748)                                                    16,045,748
----------------------------------------------------------------------------------------------------------
Total Investments (cost--$235,826,360 which approximates
  cost for federal income tax purposes)--99.97%                                                235,826,360
----------------------------------------------------------------------------------------------------------
Other assets in excess of liabilities--0.03%                                                        67,848
----------------------------------------------------------------------------------------------------------
Net Assets (applicable to 235,813,679 shares of
  beneficial interest outstanding equivalent to $1.00
  per share)--100.00%                                                                         $235,894,208
----------------------------------------------------------------------------------------------------------

@  Interest rates shown are the discount rates at date of purchase.
+  Interest rates shown reflect yield at October 31, 2003.
* Variable rate securities--maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of October 31, 2003, and reset periodically.

                       Weighted average maturity--56 days




                 See accompanying notes to financial statements


--------------------------------------------------------------------------------

UBS Cash Reserves Fund

Statement of Operations

                                                            For the Six
                                                           Months Ended
                                                         October 31, 2003
                                                           (unaudited)
=========================================================================
Investment income:
Interest                                                       $1,570,014
-------------------------------------------------------------------------
Expenses:
Investment advisory and administration fees                       451,281
-------------------------------------------------------------------------
Transfer agency and related services fees                         396,065
-------------------------------------------------------------------------
State registration fees                                            35,606
-------------------------------------------------------------------------
Professional fees                                                  30,706
-------------------------------------------------------------------------
Reports and notices to shareholders                                29,562
-------------------------------------------------------------------------
Custody and accounting                                             13,675
-------------------------------------------------------------------------
Insurance expense                                                  13,229
-------------------------------------------------------------------------
Trustees' fees                                                      2,752
-------------------------------------------------------------------------
Other expenses                                                     99,179
-------------------------------------------------------------------------
                                                                1,072,055
-------------------------------------------------------------------------
Less: Fee waivers/reimbursements from investment advisor
 and administrator                                               (429,381)
-------------------------------------------------------------------------
Net expenses                                                      642,674
-------------------------------------------------------------------------
Net investment income                                          $  927,340
-------------------------------------------------------------------------

Statement of Changes in Net Assets

                                                                      For the Six
                                                                     Months Ended           For the
                                                                   October 31, 2003        Year Ended
                                                                      (unaudited)        April 30, 2003
========================================================================================================
From operations:
Net investment income                                                $    927,340       $    4,139,253
------------------------------------------------------------------------------------------------------
Net realized gain from investment activities                                   44                   --
------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                      927,384            4,139,253
------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
Net investment income                                                    (927,340)          (4,139,253)
------------------------------------------------------------------------------------------------------
Net realized gains from investment activities                             (94,153)              (9,500)
------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                      (1,021,493)          (4,148,753)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from beneficial interest
 transactions                                                             125,533         (158,093,945)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                      31,424         (158,103,445)
------------------------------------------------------------------------------------------------------
Net Assets:
Beginning of period                                                   235,862,784          393,966,229
------------------------------------------------------------------------------------------------------
End of period                                                        $235,894,208       $  235,862,784
------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
8

UBS Cash Reserves Fund

Notes to Financial Statements (unaudited)

Organization and Significant Accounting Policies

UBS Cash Reserves Fund (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the "Trust"), an open-end management investment company organized as a Delaware business trust on April 29, 1998. The Trust is a series mutual fund with five funds: the Fund, UBS Select Money Market Fund, LIR Premier Money Market Fund, LIR Premier Tax-Free Money Market Fund and UBS Liquid Assets Fund. The financial statements for the UBS Select Money Market Fund, LIR Premier Money Market Fund, LIR Premier Tax-Free Money Market Fund and UBS Liquid Assets Fund are not included herein.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and Accounting for Investments and Investment Income--
Investments are valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

Repurchase Agreements--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty's insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under


--------------------------------------------------------------------------------

UBS Cash Reserves Fund

Notes to Financial Statements (unaudited)

certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of Risk

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

Investment Advisor and Administrator

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract") under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.33% of the Fund's average daily net assets. At October 31, 2003, the Fund did not owe UBS Global AM for investment advisory and administration fees.

UBS Global AM has contractually undertaken to waive 0.04% of its investment advisory and administration fees and reimburse a portion of expenses to maintain the Fund's ordinary total operating expenses at a level not exceeding 0.47% of the fund's average daily net assets. The Fund has agreed to repay UBS Global AM for any reimbursed expenses if it can do so over the following three years without causing the Fund's expenses in any of those years to exceed the aforementioned rate.

For the six months ended October 31, 2003, UBS Global AM reimbursed $374,681 in expenses, which is subject to repayment through April 30, 2006 and waived


--------------------------------------------------------------------------------
10

UBS Cash Reserves Fund

Notes to Financial Statements (unaudited)

$54,700 in investment advisory and administration fees. At October 31, 2003, UBS Global AM owed the Fund $47,863 in fee waivers and reimbursements.

Other Assets and Liabilities

At October 31, 2003, interest receivable and prepaid assets were $156,542 and $143,245, respectively. In addition, dividends payable and accrued expenses excluding investment advisory and administration fees were $24,057 and $208,330, respectively.

Securities Lending

The Fund may lend securities up to 331/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., and UBS Securities LLC, indirect wholly owned subsidiaries of UBS AG, and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. For the six months ended October 31, 2003, the Fund earned $3,379 for lending securities. The Fund's lending agent was UBS Securities LLC (or UBS Financial Services Inc., which provided such service prior to UBS Securities LLC) which earned $1,139 in compensation from the Fund for the six months ended October 31, 2003. At October 31, 2003, the Fund owed UBS Financial Services $174 in compensation.

At October 31, 2003, the Fund did not have any securities on loan.

Federal Tax Status

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.


--------------------------------------------------------------------------------

UBS Cash Reserves Fund

Notes to Financial Statements (unaudited)

At October 31, 2003, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders by the Fund during the six months ended October 31, 2003 and the fiscal year ended April 30, 2003 was ordinary income.

Shares of Beneficial Interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                      For the Six            For the
                                                     Months Ended           Year Ended
                                                   October 31, 2003       April 30, 2003
==========================================================================================
Shares sold                                        1,270,597,685           2,326,342,951
----------------------------------------------------------------------------------------
Shares repurchased                                (1,271,503,045)         (2,488,630,784)
----------------------------------------------------------------------------------------
Dividends reinvested                                   1,030,893               4,193,888
----------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding            125,533            (158,093,945)
----------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
12

UBS Cash Reserves Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                          For the Six                                               For the Period
                                         Months Ended         For the Years Ended April 30,       February 14, 2000+
                                       October 31, 2003  =======================================          to
                                          (unaudited)         2003         2002         2001        April 30, 2000
====================================================================================================================
Net asset value,
 beginning of period                       $  1.00         $   1.00      $  1.00      $  1.00          $ 1.00
--------------------------------------------------------------------------------------------------------------------
Net investment income                        0.004@           0.012        0.026        0.059           0.012
--------------------------------------------------------------------------------------------------------------------
Dividends from net investment
 income                                     (0.004)@         (0.012)#     (0.026)      (0.059)         (0.012)
--------------------------------------------------------------------------------------------------------------------
Net asset value,
 end of period                             $  1.00         $   1.00      $  1.00      $  1.00          $ 1.00
--------------------------------------------------------------------------------------------------------------------
Total investment return(1)                    0.38%            1.25%        2.66%        6.01%           1.18%
--------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of period (000's)         $235,894         $235,863     $393,966     $349,830        $270,406
--------------------------------------------------------------------------------------------------------------------
Expenses to average net assets, net
 of waivers/reimbursements from
 advisor                                       0.47%*          0.47%         0.47%        0.47%           0.47%*
--------------------------------------------------------------------------------------------------------------------
Expenses to average net assets,
 before fee waivers/reimbursements
 from advisor                                  0.78%*          0.66%         0.61%        0.54%           0.53%*
--------------------------------------------------------------------------------------------------------------------
Net investment income to average net
 assets, net of waivers/
 reimbursements from advisor                   0.68%*          1.25%         2.61%        5.80%           5.57%*
--------------------------------------------------------------------------------------------------------------------
Net investment income to average net
 assets, before waivers/
 reimbursements from advisor                   0.37%*          1.06%         2.47%        5.73%           5.51%*
--------------------------------------------------------------------------------------------------------------------

# Includes dividends from net realized gains from investment activities of $0.00003.
@ Includes dividends from net realized gains from investment activities of $0.0004.
+  Commencement of operations.
*  Annualized.
1 Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.


--------------------------------------------------------------------------------

                (This page has been left blank intentionally.)

--------------------------------------------------------------------------------
14

                (This page has been left blank intentionally.)

--------------------------------------------------------------------------------

                (This page has been left blank intentionally.)

--------------------------------------------------------------------------------
16

Directors

Brian M. Storms       Richard R. Burt
Chairman
                      Meyer Feldberg
Margo N. Alexander
                      Carl W. Schafer
Richard Q. Armstrong
                      William D. White
David J. Beaubien

Principal Officers

Joseph A. Varnas               Mike H. Markowitz
President                      Vice President

Amy R. Doberman                W. Douglas Beck
Vice President and Secretary   Vice President

Paul H. Schubert
Vice President and Treasurer

Investment Advisor, Administrator and Principal Underwriter

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Fund without examination by independent auditors who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of a Fund unless accompanied or preceded by an effective prospectus.

(C)2003 UBS Global Asset Management (US) Inc. All rights reserved.

[UBS LOGO]

                                                                    Presorted
                                                                     Standard
                                                                    US Postage
                                                                       PAID
                                                                   Smithtown, NY
                                                                    Permit 700

    UBS Global Asset Management
    51 West 52nd Street
    New York, New York 10019-6114

[LOGO] UBS Global Asset
           Management

UBS Liquid Assets Fund
Semiannual Report
October 31, 2003

UBS Liquid Assets Fund

December 15, 2003

Dear Shareholder,

We present you with the semiannual report for the UBS Liquid Assets Fund for the six months ended October 31, 2003.

Performance

In the falling interest rate environment, the Fund's seven-day current yield declined over the six months since we last reported to you. As of October 31, 2003, the seven-day current yield for the Fund was 0.98%, down from 1.08% at the end of its prior fiscal year on April 30, 2003. (For more on the Fund's performance, please refer to "Performance At A Glance" on page 5.)

An Interview with Portfolio
Manager Michael Markowitz

Q.   Can you describe the economic environment during the reporting period?

A. As the reporting period began in May 2003, there was a great deal of uncertainty surrounding the economy. First quarter 2003 gross domestic product (GDP) growth had come in at 1.4%, unchanged from the prior quarter's figure. Although the war in Iraq had temporarily stimulated the equity markets, its impact on the economy, if any, was at that point uncertain. In addition, heightened concerns about terrorism, widening turmoil in the Middle East and tepid corporate spending appeared to further undermine the economy.

     The following quarter produced more positive news. The combined effects of significantly higher military spending, an increase in exports and a stronger manufacturing sector fueled an uptick in economic growth that resulted in a second quarter 2003 GDP figure of 3.3%. This was followed by a preliminary third quarter 2003 GDP of 8.2%--far higher than anticipated, and the sharpest recorded advance since 1984.

--------------------------------------------------------------------------------
UBS Liquid Assets Fund

Investment Goal:

Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability.

Portfolio Manager:

Michael Markowitz
UBS Global Asset
Management (US) Inc.

Commencement:

February 14, 2000

Dividend Payments:

Monthly
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

UBS Liquid Assets Fund

Q.   What other factors affected the economy?

A. Consumer spending played an integral role in propping up the economy during the period, as the lower interest rate environment engendered a surge in mortgage refinancing. The Bush Administration's tax cut package also appeared to spur on consumers, who now had more disposable income to spend.

     Conversely, for much of the period, corporations postponed major purchases as they waited for clearer signs of a sustainable economic upturn. More recently, there have been early indications that business spending is slowly improving, although it's not yet clear if spending will increase to the point that it will result in new jobs.

Q. How did the Federal Reserve Board (the "Fed") react in this economic environment?

A. As the reporting period began, the federal funds rate was at 1.25%-- unchanged since November 2002. At that time, the Fed's position was that it would not implement any further rate cuts, although it would maintain a "heightened surveillance" of the economy in light of the conflict with Iraq. After the war's start, however, and absent any lift in the economy, the Fed indicated that a future rate cut was likely, citing its view that economic weakness was a greater risk than inflation. This cut eventually occurred during the Fed's June 25, 2003 Federal Open Market Committee meeting, at which time the federal funds rate was lowered by a quarter of a percentage point to 1.0%--its lowest level since 1958.

     Since that time, the Fed has remained on hold, although it has made clear its willingness to cut rates further if necessary. At its September 16, 2003 meeting, the Fed rationalized this position, noting "an accommodative stance on monetary policy, coupled with robust underlying growth in productivity, is providing important ongoing support to economic activity."


--------------------------------------------------------------------------------
2

UBS Liquid Assets Fund

Q.   How did you position the Fund's portfolio during the period?

A. Throughout the reporting period we employed a "barbell" strategy, whereby we purchased securities at both ends of the maturity spectrum. Our longer-term securities--with yields up to one year in duration--were used to lock in higher yields as interest rates fell, while our shorter-term securities--typically less than one month in duration--provided liquidity. This strategy was beneficial because it allowed us to generate incremental yield compared to a more "laddered" approach, wherein a portfolio is spread out among all maturity levels.

     As always, we emphasized quality and liquidity for the portfolio, we continued to maintain a fairly large position in US government securities that offered the highest credit quality and liquidity, and we picked up some yield by diversifying into commercial paper--now the fund's largest position. We also slightly reduced the Fund's exposure to Agency securities to increase the portfolio's overall diversification level. These strategies helped to control the Fund's weighted average maturity and to meet our liquidity requirements.

Q. What is your outlook for the economy and how do you anticipate structuring the portfolio going forward?

A. We are fairly positive regarding the growth prospects for the economy. Consumer spending is solid, the manufacturing sector appears to be gaining momentum, the housing market remains strong, the disposable income that resulted from the recent tax cuts is starting to work its way through the system, and the Fed should remain accommodative. We will continue to follow the job market closely; despite the recent positive uptick in new jobs data, continued high unemployment could diminish the consumer confidence level, and thus temper the extent of the economic expansion.

     Given the current environment, we expect to continue to employ a barbell strategy in an attempt to lock in higher rates. Maintaining a high quality portfolio will also be of paramount importance in order to meet our investment goal of providing as high a level of current income as is consistent with maintaining liquidity and principal stability.


--------------------------------------------------------------------------------

UBS Liquid Assets Fund

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on UBS funds,* please contact your financial advisor or visit us at www.ubs.com/globalam-us.

Sincerely,

/s/ Joseph A. Varnas

Joseph A. Varnas
President
UBS Liquid Assets Fund
Managing Director
UBS Global Asset Management (US) Inc.

/s/ Michael Markowitz

Michael Markowitz
Portfolio Manager
UBS Liquid Assets Fund
Executive Director
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. The prospectus for a fund contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.


--------------------------------------------------------------------------------
4

UBS Liquid Assets Fund

Performance At A Glance

Yields and Characteristics                       10/31/03     4/30/03    10/31/02
==================================================================================
Seven-Day Current Yield*                             0.98%       1.08%       1.74%
----------------------------------------------------------------------------------
Seven-Day Effective Yield*                           0.99%       1.08%       1.75%
----------------------------------------------------------------------------------
Weighted Average Maturity**                       55 days     54 days     60 days
----------------------------------------------------------------------------------
Net Assets (mm)                                    $323.4      $338.5      $372.6
----------------------------------------------------------------------------------

Sector Allocation***                             10/31/03     4/30/03    10/31/02
==================================================================================
Commercial Paper                                     47.9%       35.9%       37.1%
----------------------------------------------------------------------------------
U.S. Government & Agency Obligations                 32.1        46.0        40.5
----------------------------------------------------------------------------------
Certificates of Deposit                              10.2         5.6         8.8
----------------------------------------------------------------------------------
Money Market Funds                                    4.1         4.7         4.7
----------------------------------------------------------------------------------
Short-Term Corporate Obligations                      3.1         7.7         7.0
----------------------------------------------------------------------------------
Bank Notes                                            2.5          --          --
----------------------------------------------------------------------------------
Other Assets in Excess of Liabilities                 0.1         0.1          --
----------------------------------------------------------------------------------
Time Deposits                                          --          --         2.7
----------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                  --          --        (0.8)
----------------------------------------------------------------------------------
Total                                               100.0%      100.0%      100.0%
----------------------------------------------------------------------------------

* Yields will fluctuate and reflect fee waivers. Performance data quoted represent past performance. Past performance does not guarantee future results.
** The Fund is actively managed and its weighted average maturity will differ over time.
*** Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.


--------------------------------------------------------------------------------

UBS Liquid Assets Fund

Statement of Net Assets--October 31, 2003 (unaudited)

Principal
  Amount                                                        Maturity            Interest
  (000)                                                           Dates               Rates         Value
============================================================================================================
U.S. Government and Agency Obligations-32.09%
============================================================================================================
                                                               12/26/03 to          0.930 to
 $16,000           U.S. Treasury Bills(1)                      01/22/04             0.935%@      $15,970,178
------------------------------------------------------------------------------------------------------------
   6,000           Federal Farm Credit Bank                    11/03/03             1.000*         5,999,869
------------------------------------------------------------------------------------------------------------
   7,000           Federal Home Loan Bank                      11/03/03             1.030*         7,000,763
------------------------------------------------------------------------------------------------------------
   9,000           Federal Home Loan Bank                      11/12/03             1.020@         8,997,195
------------------------------------------------------------------------------------------------------------
                                                               07/06/04 to          1.080 to
  12,000           Federal Home Loan Bank                      07/16/04             1.230         12,000,000
------------------------------------------------------------------------------------------------------------
                                                               11/06/03 to          1.020 to
  15,354           Federal Home Loan Mortgage Corp.            12/19/03             1.030@        15,337,200
------------------------------------------------------------------------------------------------------------
   6,000           Federal Home Loan Mortgage Corp.            09/17/04             1.400          6,000,000
------------------------------------------------------------------------------------------------------------
                                                               12/10/03 to          1.020 to
  18,500           Federal National Mortgage Association       01/21/04             1.070@        18,471,604
------------------------------------------------------------------------------------------------------------
                                                               08/27/04 to          1.250 to
  14,000           Federal National Mortgage Association       09/22/04             1.470         14,000,000
------------------------------------------------------------------------------------------------------------
Total U.S. Government and Agency Obligations
  (cost--$103,776,809)                                                                           103,776,809
------------------------------------------------------------------------------------------------------------
Bank Notes-2.55%
============================================================================================================
  Banking-U.S.-2.55%
   1,251           Morgan (J.P.) Chase & Co.                   11/03/03             1.050          1,250,927
------------------------------------------------------------------------------------------------------------
   7,000           Wells Fargo Bank N.A.                       11/03/03             1.030*         7,000,000
------------------------------------------------------------------------------------------------------------
Total Bank Notes (cost-$8,250,927)                                                                 8,250,927
------------------------------------------------------------------------------------------------------------
Certificates of Deposit-10.21%
============================================================================================================
  Non-U.S.-8.66%
   7,000           Abbey National Treasury Services PLC        11/03/03             1.025*         6,999,363
------------------------------------------------------------------------------------------------------------
   8,000           ABN-AMRO Bank N.V.                          11/03/03             1.060*         8,000,000
------------------------------------------------------------------------------------------------------------
   4,000           Barclays Bank PLC                           11/03/03             1.050*         3,999,651
------------------------------------------------------------------------------------------------------------
   4,000           Westdeutsche Landesbank AG                  06/23/04             1.000*         3,999,612
------------------------------------------------------------------------------------------------------------
   5,000           Westdeutsche Landesbank AG                  11/03/03             1.050*         4,999,724
------------------------------------------------------------------------------------------------------------
                                                                                                  27,998,350
------------------------------------------------------------------------------------------------------------
  U.S.-1.55%
   5,000           SunTrust Bank                               11/03/03             1.080*         4,999,968
------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost--$32,998,318)                                                 32,998,318
------------------------------------------------------------------------------------------------------------
Commercial Paper@-47.89%
============================================================================================================
  Asset Backed-Auto & Truck-1.86%
   6,000           New Center Asset Trust                      11/03/03             1.040          5,999,653
------------------------------------------------------------------------------------------------------------
  Asset Backed-Miscellaneous-16.48%
   8,453           Barton Capital Corp.                        11/04/03             1.060          8,452,253
------------------------------------------------------------------------------------------------------------
   6,500           Falcon Asset Securitization Corp.           11/14/03             1.050          6,497,535
------------------------------------------------------------------------------------------------------------
   6,000           Grampian Funding LLC                        01/14/04             1.180          5,986,433
------------------------------------------------------------------------------------------------------------
   2,074           Old Line Funding Corp.                      12/04/03             1.060          2,071,985
------------------------------------------------------------------------------------------------------------
   5,000           Preferred Receivables Funding Corp.         11/14/03             1.050          4,998,104
------------------------------------------------------------------------------------------------------------
   5,000           Receivables Capital Corp.                   12/12/03             1.050          4,994,021
------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
6

UBS Liquid Assets Fund

Statement of Net Assets--October 31, 2003 (unaudited)

Principal
  Amount                                                            Maturity        Interest
  (000)                                                               Dates           Rates        Value
===========================================================================================================
Commercial Paper@-(concluded)
===========================================================================================================
  Asset Backed-Miscellaneous-(concluded)
                                                                   11/03/03 to      1.050 to
 $13,809           Thunderbay Funding                              11/07/03         1.060%      $13,807,248
-----------------------------------------------------------------------------------------------------------
   6,500           Triple-A One Funding                            12/03/03         1.060         6,493,876
-----------------------------------------------------------------------------------------------------------
                                                                                                 53,301,455
-----------------------------------------------------------------------------------------------------------
  Automobile OEM-2.01%
   6,500           Volkswagen of America, Inc.                     11/24/03         1.020         6,495,764
-----------------------------------------------------------------------------------------------------------
  Banking-Non-U.S.-3.60%
   4,000           Alliance & Leicester PLC                        01/14/04         1.090         3,991,038
-----------------------------------------------------------------------------------------------------------
                                                                   11/10/03 to
   7,650           HBOS Treasury Services PLC                      11/20/03         1.050         7,646,883
-----------------------------------------------------------------------------------------------------------
                                                                                                 11,637,921
-----------------------------------------------------------------------------------------------------------
  Banking-U.S-9.58%
   8,000           CBA (Delaware) Finance, Inc.                    11/10/03         1.040         7,997,920
-----------------------------------------------------------------------------------------------------------
   8,000           Danske Corp.                                    12/02/03         1.050         7,992,767
-----------------------------------------------------------------------------------------------------------
   8,000           Dexia Delaware LLC                              11/05/03         1.050         7,999,067
-----------------------------------------------------------------------------------------------------------
   7,000           Fortis Funding LLC                              11/19/03         1.050         6,996,325
-----------------------------------------------------------------------------------------------------------
                                                                                                 30,986,079
-----------------------------------------------------------------------------------------------------------
  Brokerage-2.47%
                                                                   11/05/03 to      1.050 to
   8,000           Morgan Stanley                                  11/21/03         1.060         7,996,730
-----------------------------------------------------------------------------------------------------------
  Chemicals-2.47%
                                                                   11/18/03 to      1.020 to
   8,000           DuPont (E. I.) De Nemours & Co.                 01/20/04         1.050         7,986,889
-----------------------------------------------------------------------------------------------------------
  Energy-Integrated-2.01%
                                                                   11/13/03 to      1.020 to
   6,500           Shell Finance (UK) PLC                          11/20/03         1.030         6,497,183
-----------------------------------------------------------------------------------------------------------
  Finance-NonCaptive Consumer-2.16%
   7,000           American General Finance Corp.                  11/25/03         1.030         6,995,193
-----------------------------------------------------------------------------------------------------------
  Finance-NonCaptive Diversified-3.71%
   4,000           GE Capital International Funding, Inc.          11/03/03         1.080         3,999,760
-----------------------------------------------------------------------------------------------------------
   8,000           General Electric Capital Corp.                  11/03/03         1.040         7,999,538
-----------------------------------------------------------------------------------------------------------
                                                                                                 11,999,298
-----------------------------------------------------------------------------------------------------------
  Pharmaceuticals-1.54%
   5,000           GlaxoSmithKline Finance PLC                     12/18/03         1.030         4,993,277
-----------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost--$154,889,442)                                                     154,889,442
-----------------------------------------------------------------------------------------------------------
Short-Term Corporate Obligations-3.10%
===========================================================================================================
  Energy-Integrated-1.86%
   6,000           BP Capital Markets PLC                          11/03/03         1.045*        6,000,000
-----------------------------------------------------------------------------------------------------------
  Finance-NonCaptive Diversified-1.24%
   4,000           General Electric Capital Corp.                  11/09/03         1.020*        4,000,000
-----------------------------------------------------------------------------------------------------------
Total Short-Term Corporate Obligations (cost-$10,000,000)                                        10,000,000
-----------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

UBS Liquid Assets Fund

Statement of Net Assets--October 31, 2003 (unaudited)

 Number
of Shares                                                   Maturity          Interest
  (000)                                                       Dates            Rates+           Value
========================================================================================================
Money Market Funds-4.14%
  9,840         AIM Liquid Assets Portfolio                 11/03/03           0.980%         $9,839,906
--------------------------------------------------------------------------------------------------------
     76         AIM Prime Money Market Portfolio            11/03/03           0.940              76,329
--------------------------------------------------------------------------------------------------------
                BlackRock Provident Institutional
     83           TempFund                                  11/03/03           0.933              83,239
--------------------------------------------------------------------------------------------------------
    410         Dreyfus Cash Management Fund                11/03/03           0.867             410,090
--------------------------------------------------------------------------------------------------------
  2,991         Scudder Institutional Fund, Inc.            11/03/03           0.918           2,991,398
--------------------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$13,400,962)                                                  13,400,962
--------------------------------------------------------------------------------------------------------
Total Investments (cost--$323,316,458 which
  approximates cost for federal income tax
  purposes)--99.98%                                                                          323,316,458
--------------------------------------------------------------------------------------------------------
Other assets in excess of liabilities--0.02%                                                      63,454
--------------------------------------------------------------------------------------------------------
Net Assets (applicable to 323,276,640 shares of
  beneficial interest outstanding equivalent to $1.00
  per share)--100.00%                                                                       $323,379,912
--------------------------------------------------------------------------------------------------------

(1)  Security, or portion thereof, was on loan at October 31, 2003.
* Variable Rate Security--maturity date reflects earlier of reset date or maturity date. The interest rate shown is the current rate as of October 31, 2003 and resets periodically.
@    Interest rate shown is the discount rate at date of purchase.
+    Interest rates shown reflect yield at October 31, 2003.
OEM  Original Equipment Manufacturer.

                      Weighted average maturity--55 days


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
8

UBS Liquid Assets Fund

Statement of Operations

                                                                  For the Six
                                                                  Months Ended
                                                                October 31, 2003
                                                                  (unaudited)
================================================================================
Investment income:
Interest                                                          $1,953,973
--------------------------------------------------------------------------------
Expenses:
Transfer agency and related services fees                            151,777
--------------------------------------------------------------------------------
Investment advisory and administration fees                           50,892
--------------------------------------------------------------------------------
Federal and state registration fees                                   37,747
--------------------------------------------------------------------------------
Insurance expense                                                     29,449
--------------------------------------------------------------------------------
Professional fees                                                     26,005
--------------------------------------------------------------------------------
Reports and notices to shareholders                                   17,825
--------------------------------------------------------------------------------
Custody and accounting                                                16,964
--------------------------------------------------------------------------------
Trustees' fees                                                         2,974
--------------------------------------------------------------------------------
Other expenses                                                        36,206
--------------------------------------------------------------------------------
                                                                     369,839
--------------------------------------------------------------------------------
Less: Fee waivers from investment advisor and administrator          (50,892)
--------------------------------------------------------------------------------
Net expenses                                                         318,947
--------------------------------------------------------------------------------
Net investment income                                             $1,635,026
--------------------------------------------------------------------------------

Statement of Changes in Net Assets

                                                                       For the Six
                                                                      Months Ended        For the
                                                                    October 31, 2003     Year Ended
                                                                       (unaudited)     April 30, 2003
=====================================================================================================
From operations:
Net investment income                                                $   1,635,026      $  6,079,890
-----------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                     1,635,026         6,079,890
-----------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
Net investment income                                                   (1,635,026)       (6,079,890)
-----------------------------------------------------------------------------------------------------
Net realized gain from investment transactions                             (59,980)           (9,500)
-----------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                       (1,695,006)       (6,089,390)
-----------------------------------------------------------------------------------------------------
Net decrease in net assets from beneficial interest activities         (15,094,160)      (30,392,061)
-----------------------------------------------------------------------------------------------------
Net decrease in net assets                                             (15,154,140)      (30,401,561)
-----------------------------------------------------------------------------------------------------
Net Assets:
Beginning of period                                                    338,534,052       368,935,613
-----------------------------------------------------------------------------------------------------
End of period                                                        $ 323,379,912      $338,534,052
-----------------------------------------------------------------------------------------------------


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

UBS Liquid Assets Fund

Notes to Financial Statements (unaudited)

Organization and Significant Accounting Policies

UBS Liquid Assets Fund (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the "Trust"), an open-end management investment company organized as a Delaware business trust on April 29, 1998. The Trust is a series mutual fund with five funds: the Fund, UBS Select Money Market Fund, LIR Premier Money Market Fund, LIR Premier Tax-Free Money Market Fund and UBS Cash Reserves Fund. The financial statements for UBS Select Money Market Fund, LIR Premier Money Market Fund, LIR Premier Tax-Free Money Market Fund and UBS Cash Reserves Fund are not included herein.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and Accounting for Investments and Investment Income--
Investments are valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

Repurchase Agreements--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty's insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under


--------------------------------------------------------------------------------
10

UBS Liquid Assets Fund

Notes to Financial Statements (unaudited)

certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of Risk

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

Investment Advisor and Administrator

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract") under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS Global AM or an affiliate, the fee will be limited to reimbursement of UBS Global AM's direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS Global AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS Global AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS Global AM has advised the Fund that it expects its direct advisory/administrative costs and expenses to approximate an annual rate of 0.03% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. UBS Global AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS Global AM by the Fund.


--------------------------------------------------------------------------------

UBS Liquid Assets Fund

Notes to Financial Statements (unaudited)

For the six months ended October 31, 2003, UBS Global AM waived its entire fee for its direct advisory/administrative costs and expenses.

Other Assets and Liabilities

At October 31, 2003, interest receivable and prepaid assets were $205,816 and $68,610 respectively. In addition, dividends payable and accrued expenses excluding investment advisory and administration fees were $43,663 and $167,309, respectively.

Securities Lending

The Fund may lend securities up to 33-1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., and UBS Securities LLC, indirect wholly owned subsidiaries of UBS AG, and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. For the six months ended October 31, 2003, the Fund earned $4,893 for lending securities, which is included in interest income. The Fund's lending agent is UBS Securities LLC. UBS Securities LLC (or UBS Financial Services Inc., which provided such service prior to UBS Securities LLC) earned $1,795 in compensation from the Fund for the six months ended October 31, 2003. At October 31, 2003, the Fund owed UBS Securities LLC $239 in compensation.

At October 31, 2003, the Fund had securities on loan having a market value of $5,991,475. The Fund's custodian held a $6,000,000 par value Federal National Mortgage Association Note with a maturity date of 02/13/04, an interest rate of 5.125% and an aggregate market value of $6,133,374 as collateral for portfolio securities loaned.


--------------------------------------------------------------------------------
12

UBS Liquid Assets Fund

Notes to Financial Statements (unaudited)

Federal Tax Status

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

The tax character of distributions paid to shareholders and the components of accumulated earnings on a tax basis for the current period will be calculated at the Fund's fiscal year ending April 30, 2004.

The tax character of distributions paid to shareholders by the Fund during the fiscal year ended April 30, 2003 was ordinary income.

Shares of Beneficial Interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                           For the Six            For the
                                          Months Ended           Year Ended
                                        October 31, 2003       April 30, 2003
--------------------------------------------------------------------------------
Shares sold                                922,187,508          1,438,989,636
--------------------------------------------------------------------------------
Shares repurchased                        (938,988,079)        (1,475,499,182)
--------------------------------------------------------------------------------
Dividends reinvested                         1,706,411              6,117,485
--------------------------------------------------------------------------------
Net decrease in shares outstanding         (15,094,160)           (30,392,061)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

UBS Liquid Assets Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                        For the Six                                                        For the Period
                                       Months Ended                For the Years Ended April 30,         February 14, 2000+
                                     October 31, 2003       ------------------------------------------         through
                                        (unaudited)           2003             2002             2001       April 30, 2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period                         $1.00             $1.00            $1.00            $1.00            $1.00
---------------------------------------------------------------------------------------------------------------------------
Net investment income                        0.005             0.015            0.029            0.061            0.012
---------------------------------------------------------------------------------------------------------------------------
Dividends from net investment
 income                                     (0.005)           (0.015)          (0.029)          (0.061)          (0.012)
---------------------------------------------------------------------------------------------------------------------------
Dividends from net realized gains
 from investment activities                     --#               --#              --               --               --
---------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions           (0.005)           (0.015)          (0.029)          (0.061)          (0.012)
---------------------------------------------------------------------------------------------------------------------------
Net asset value,
 end of period                               $1.00             $1.00            $1.00            $1.00            $1.00
---------------------------------------------------------------------------------------------------------------------------
Total investment return(1)                    0.50%             1.56%            2.98%            6.32%            1.24%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of period (000's)         $323,380          $338,534         $368,936         $444,417         $326,125
---------------------------------------------------------------------------------------------------------------------------
Expenses to average net assets,
 net of fee waivers from advisor              0.19%*            0.16%            0.17%            0.19%            0.17%*
---------------------------------------------------------------------------------------------------------------------------
Expenses to average net assets,
 before fee waivers from advisor              0.22%*            0.19%            0.20%            0.22%            0.20%*
---------------------------------------------------------------------------------------------------------------------------
Net investment income to
 average net assets, net of fee
 waivers from advisor                         0.96%*            1.56%            2.96%            6.11%            5.89%*
---------------------------------------------------------------------------------------------------------------------------
Net investment income to
 average net assets, before fee
 waivers from advisor                         0.93%*            1.53%            2.93%            6.08%            5.86%*
---------------------------------------------------------------------------------------------------------------------------

#    Amount is less than $0.0005 per share.
+    Commencement of operations.
*    Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.


--------------------------------------------------------------------------------
14

                (This page has been left blank intentionally.)


--------------------------------------------------------------------------------

                (This page has been left blank intentionally.)


--------------------------------------------------------------------------------
16

Trustees

Brian M. Storms                Richard R. Burt
Chairman
                               Meyer Feldberg
Margo N. Alexander
                               Carl W. Schafer
Richard Q. Armstrong
                               William D. White
David J. Beaubien

Principal Officers

Joseph A. Varnas               Michael H. Markowitz
President                      Vice President

Amy R. Doberman                W. Douglas Beck
Vice President and Secretary   Vice President

Paul H. Schubert
Vice President and Treasurer

Investment Advisor,
Administrator and Principal Underwriter

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Fund without examination by independent auditors who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

(C)2003 UBS Global Asset Management (US) Inc. All rights reserved.

[LOGO] UBS                                                         -------------
                                                                     Presorted
       UBS Global Asset Management                                   Standard
       51 West 52nd Street                                         U.S. Postage
       New York, New York 10019-6114                                   PAID
                                                                   Smithtown, NY
                                                                    Permit 700
                                                                   -------------

Item 2.  Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3.  Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.


Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.


Item 6.  [Reserved by SEC for future use. ]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 9.  Submission of Matters to a Vote of Security Holders.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 10.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

     (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

     (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

     (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS MONEY SERIES

By:      /s/ Joseph A. Varnas
         ---------------------
         Joseph A. Varnas
         President

Date:    January 8, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Joseph A. Varnas
         ---------------------
         Joseph A. Varnas
         President

Date:    January 8, 2004

By:      /s/ Paul H. Schubert
         --------------------
         Paul H. Schubert
         Treasurer

Date:    January 8, 2004